Allowance for Credit Losses - Impact of Adoption (Details) - USD ($) $ in Millions	Dec. 31, 2020	Jan. 01, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Financing Receivable, Allowance for Credit Loss [Line Items]
Cumulative effect of adoption	$ 46.5		$ 47.2	$ 49.3	$ 54.4
Cumulative effect of adoption	0.4	$ 418.2	0.0
Retained Earnings
Financing Receivable, Allowance for Credit Loss [Line Items]
Cumulative effect of adoption	$ 1.5		0.7	$ 0.4	$ 4.8
Prior to adoption
Financing Receivable, Allowance for Credit Loss [Line Items]
Cumulative effect of adoption		417.9
Impact of adoption
Financing Receivable, Allowance for Credit Loss [Line Items]
Cumulative effect of adoption			(0.2)
Cumulative effect of adoption		(0.3)	0.3
Reinsurance Recoverable, Allowance for Credit Loss, Tax		$ 0.1
Impact of adoption | Retained Earnings
Financing Receivable, Allowance for Credit Loss [Line Items]
Cumulative effect of adoption			$ (0.2)